Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Significant Subsidiaries
The following are the significant subsidiaries included in these financial statements:

Name	Country of Incorporation	Ownership interest
		2020	2019
Copa Airlines	Panama	99.9%	99.9%
Copa Colombia	Colombia	99.9%	99.9%
Oval	British Virgin Islands	100%	100%

Estimated Useful Lives of Assets and Considering Residual Value

Property and equipment	Estimate useful life (years)	Residual Value
Flight equipment (*)
Airframe and engines	27	15%
Major maintenance events	3-16	—
Ramp and miscellaneous
Ground equipment	10	—
Furniture, fixture, equipment and other	5-10	—
Leasehold improvements	Lesser of remaining lease term and estimated useful life of the leasehold improvement	—

(*) Excluding the Embraer 190 and 737-700 fleet, see note 13.